Schedule of Investments (unaudited) July 31, 2020	iShares® iBonds® Dec 2020 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Interpublic Group of Companies Inc. (The), 3.50%, 10/01/20(a)	$1,642	$1,649,767

Aerospace & Defense — 1.0%
Boeing Co. (The), 1.65%, 10/30/20 (Call 09/30/20)(a)	833	833,708
Lockheed Martin Corp., 2.50%, 11/23/20 (Call 10/23/20)	1,717	1,724,950
Northrop Grumman Corp., 2.08%, 10/15/20	4,650	4,666,042
Raytheon Co., 3.13%, 10/15/20(a)	3,725	3,745,152

		10,969,852

Agriculture — 0.2%
Bunge Ltd. Finance Corp., 3.50%, 11/24/20(a)	2,288	2,307,196

Airlines — 0.1%
Southwest Airlines Co., 2.65%, 11/05/20 (Call 10/05/20)	1,558	1,559,823

Apparel — 0.1%
Ralph Lauren Corp., 2.63%, 08/18/20	660	660,422

Auto Manufacturers — 1.3%
American Honda Finance Corp., 2.45%, 09/24/20	6,507	6,524,504
General Motors Financial Co. Inc.
2.45%, 11/06/20	1,028	1,030,919
3.70%, 11/24/20 (Call 10/24/20)(a)	6,245	6,278,411
PACCAR Financial Corp., 2.05%, 11/13/20	558	560,740

		14,394,574

Banks — 26.7%
Australia & New Zealand Banking Group Ltd., 2.13%, 08/19/20	1,021	1,021,755
Australia & New Zealand Banking Group Ltd./New York NY
2.25%, 11/09/20	3,220	3,236,808
2.70%, 11/16/20	4,830	4,863,134
Banco Bilbao Vizcaya Argentaria SA, 3.00%, 10/20/20(a)	3,937	3,958,575
Bank of America Corp., 2.63%, 10/19/20	13,204	13,268,700
Bank of New York Mellon Corp. (The), 2.45%, 11/27/20 (Call 10/27/20)	4,159	4,179,670
Bank of Nova Scotia (The), 2.35%, 10/21/20	2,861	2,873,903
Barclays Bank PLC, 5.14%, 10/14/20	5,044	5,084,503
Canadian Imperial Bank of Commerce, 2.10%, 10/05/20(a)	3,202	3,211,638
Citibank N.A., 2.13%, 10/20/20 (Call 09/20/20)	12,115	12,143,713
Citigroup Inc.
2.65%, 10/26/20	23,750	23,877,300
5.38%, 08/09/20(a)	2,721	2,722,905
Citizens Bank N.A./Providence RI, 2.25%, 10/30/20 (Call 09/30/20)	3,532	3,542,596
Commonwealth Bank of Australia/New York NY, 2.40%, 11/02/20	4,085	4,106,079
Credit Suisse AG/New York NY, 4.38%, 08/05/20(a)	2,140	2,140,000
Credit Suisse Group Funding Guernsey Ltd., 3.13%, 12/10/20(a)	22,674	22,886,455
Deutsche Bank AG, 2.95%, 08/20/20(a)	1,677	1,677,855
Deutsche Bank AG/New York NY, 2.95%, 08/20/20	1,050	1,050,651
Fifth Third Bank NA, 2.20%, 10/30/20 (Call 09/30/20)	3,960	3,972,276
First Horizon National Corp., 3.50%, 12/15/20 (Call 11/15/20)	1,476	1,486,834
Goldman Sachs Group Inc. (The), 2.75%, 09/15/20 (Call 08/15/20)	10,585	10,592,409
HSBC Bank USA N.A., 4.88%, 08/24/20	4,315	4,323,285
HSBC USA Inc.
2.75%, 08/07/20	7,320	7,321,464

Security	Par (000)	Value

Banks (continued)
5.00%, 09/27/20(a)	$2,825	$2,841,922
Huntington Bancshares Inc./OH, 7.00%, 12/15/20(a)	1,203	1,231,066
JPMorgan Chase & Co.
2.55%, 10/29/20 (Call 09/29/20)	15,745	15,798,533
4.25%, 10/15/20	13,443	13,546,914
KeyCorp, 2.90%, 09/15/20	4,953	4,967,265
National Bank of Canada, 2.20%, 11/02/20 (Call 10/02/20)	3,940	3,951,899
Natwest Markets PLC, 5.63%, 08/24/20(a)	228	228,590
Northern Trust Corp., 3.45%, 11/04/20(a)	1,312	1,322,378
PNC Bank N.A., 2.45%, 11/05/20 (Call 10/05/20)	7,211	7,240,565
PNC Financial Services Group Inc. (The), 4.38%, 08/11/20(a)	1,256	1,256,980
RBC USA Holdco Corp., 5.25%, 09/15/20	1,111	1,117,333
Royal Bank of Canada
2.15%, 10/26/20	9,906	9,949,388
2.35%, 10/30/20(a)	6,156	6,187,334
Santander UK Group Holdings PLC, 2.88%, 10/16/20	5,187	5,212,364
Santander UK PLC, 2.13%, 11/03/20	10,140	10,187,354
State Street Corp., 2.55%, 08/18/20	3,247	3,249,955
Sumitomo Mitsui Banking Corp., 2.45%, 10/20/20(a)	4,060	4,077,011
Svenska Handelsbanken AB
1.95%, 09/08/20(a)	4,703	4,710,431
2.40%, 10/01/20	5,325	5,343,957
Toronto-Dominion Bank (The)
1.85%, 09/11/20	2,378	2,382,043
2.50%, 12/14/20	9,525	9,602,914
3.15%, 09/17/20	3,623	3,635,608
U.S. Bank N.A./Cincinnati OH, 2.05%, 10/23/20 (Call 09/23/20)	4,435	4,447,108
UBS AG/Stamford CT, 4.88%, 08/04/20	2,425	2,425,000
Wells Fargo & Co., 2.55%, 12/07/20	13,939	14,045,912
Westpac Banking Corp., 2.60%, 11/23/20(a)	8,037	8,092,777

		290,595,109

Beverages — 2.8%
Coca-Cola Co. (The)
1.88%, 10/27/20	7,000	7,025,690
2.45%, 11/01/20(a)	7,148	7,185,741
3.15%, 11/15/20(a)	5,266	5,308,444
Coca-Cola European Partners PLC, 3.50%, 09/15/20	390	390,967
PepsiCo Inc.
2.15%, 10/14/20 (Call 09/14/20)(a)	4,539	4,548,260
3.13%, 11/01/20(a)	5,820	5,861,031

		30,320,133

Biotechnology — 0.8%
Bio-Rad Laboratories Inc., 4.88%, 12/15/20(a)	1,099	1,113,738
Gilead Sciences Inc., 2.55%, 09/01/20	7,291	7,303,540

		8,417,278

Chemicals — 1.0%
DuPont de Nemours Inc., 3.77%, 11/15/20(a)	8,044	8,117,603
International Flavors & Fragrances Inc., 3.40%, 09/25/20	1,747	1,751,996
Praxair Inc., 2.25%, 09/24/20	740	742,013

		10,611,612

Commercial Services — 0.6%
Automatic Data Processing Inc., 2.25%, 09/15/20 (Call 08/15/20)(a)	3,171	3,173,029
Block Financial LLC, 4.13%, 10/01/20 (Call 09/01/20)	2,855	2,861,481

		6,034,510

Computers — 2.0%
Apple Inc., 2.00%, 11/13/20	2,877	2,891,241

1

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2020 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
Hewlett Packard Enterprise Co., 3.60%, 10/15/20 (Call 09/15/20)	$14,127	$14,164,719
IBM Credit LLC, 3.45%, 11/30/20(a)	5,144	5,196,212

		22,252,172

Cosmetics & Personal Care — 0.2%
Procter & Gamble Co. (The), 1.90%, 10/23/20(a)	1,857	1,863,945

Diversified Financial Services — 6.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.63%, 10/30/20	5,782	5,829,297
American Express Co., 2.20%, 10/30/20 (Call 09/29/20)	16,218	16,264,546
American Express Credit Corp., Series F, 2.60%, 09/14/20 (Call 08/14/20)	4,913	4,916,242
Capital One Financial Corp., 2.40%, 10/30/20 (Call 09/30/20)	3,690	3,701,107
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	23,300	23,412,772
Stifel Financial Corp., 3.50%, 12/01/20	721	724,028
Visa Inc., 2.20%, 12/14/20 (Call 11/14/20)	10,869	10,928,453

		65,776,445

Electric — 2.0%
Ameren Corp., 2.70%, 11/15/20 (Call 10/15/20)	2,891	2,904,906
American Electric Power Co. Inc., 2.15%, 11/13/20(a)	2,469	2,481,271
Exelon Corp., 5.15%, 12/01/20 (Call 09/01/20)	7,096	7,121,687
Kentucky Utilities Co., 3.25%, 11/01/20 (Call 08/01/20)(a)	680	680,000
LG&E & KU Energy LLC, 3.75%, 11/15/20 (Call 08/15/20)	1,499	1,500,199
National Rural Utilities Cooperative Finance Corp., 2.30%, 11/01/20 (Call 10/01/20)	1,472	1,476,490
NextEra Energy Capital Holdings Inc., Series H, 3.34%, 09/01/20	1,820	1,824,150
NV Energy Inc., 6.25%, 11/15/20	2,170	2,204,047
Sempra Energy, 2.85%, 11/15/20 (Call 10/15/20)	1,657	1,663,711
UIL Holdings Corp., 4.63%, 10/01/20(a)	150	150,927

		22,007,388

Electrical Components & Equipment — 0.0%
Emerson Electric Co., 4.25%, 11/15/20	520	525,652

Electronics — 0.5%
Jabil Inc., 5.63%, 12/15/20	1,165	1,186,448
Roper Technologies Inc., 3.00%, 12/15/20 (Call 11/15/20)	4,098	4,128,735

		5,315,183

Food — 0.7%
Hershey Co. (The), 4.13%, 12/01/20(a)	480	485,851
Kellogg Co., 4.00%, 12/15/20	3,398	3,441,461
Sysco Corp., 2.60%, 10/01/20 (Call 09/01/20)	3,388	3,393,658

		7,320,970

Gas — 0.5%
Dominion Energy Gas Holdings LLC, 2.80%, 11/15/20 (Call 10/15/20)	5,534	5,559,844

Health Care – Services — 1.8%
Anthem Inc.
2.50%, 11/21/20	10,767	10,834,294
4.35%, 08/15/20	953	954,144
Humana Inc., 2.50%, 12/15/20	2,946	2,968,124
UnitedHealth Group Inc.
1.95%, 10/15/20	2,474	2,482,411
3.88%, 10/15/20 (Call 08/31/20)	2,031	2,036,565

		19,275,538

Security	Par (000)	Value

Home Builders — 0.1%
DR Horton Inc., 2.55%, 12/01/20(a)	$1,215	$1,222,424

Insurance — 2.0%
AEGON Funding Co. LLC, 5.75%, 12/15/20	2,213	2,256,928
American International Group Inc.
3.38%, 08/15/20	628	628,590
6.40%, 12/15/20	5,114	5,227,275
Berkshire Hathaway Finance Corp., 2.90%, 10/15/20	1,281	1,287,700
Chubb INA Holdings Inc., 2.30%, 11/03/20 (Call 10/03/20)	5,015	5,031,349
Manulife Financial Corp., 4.90%, 09/17/20	674	677,545
Prudential Financial Inc., 4.50%, 11/15/20	2,540	2,570,378
Travelers Companies Inc. (The), 3.90%, 11/01/20	1,844	1,858,697
Unum Group, 5.63%, 09/15/20	2,000	2,011,120

		21,549,582

Internet — 0.5%
Amazon.com Inc., 1.90%, 08/21/20	3,354	3,356,683
Expedia Group Inc., 5.95%, 08/15/20(a)	2,008	2,010,731

		5,367,414

Leisure Time — 0.1%
Carnival Corp., 3.95%, 10/15/20(a)	1,500	1,498,350

Machinery — 0.8%
Caterpillar Financial Services Corp.
1.85%, 09/04/20(a)	1,539	1,541,016
3.35%, 12/07/20	3,414	3,449,779
CNH Industrial Capital LLC, 4.38%, 11/06/20(a)	3,137	3,161,312
John Deere Capital Corp., Series 0014, 2.45%, 09/11/20(a)	1,014	1,016,342

		9,168,449

Manufacturing — 0.5%
3M Co., 2.00%, 08/07/20(a)	502	502,075
General Electric Co., 4.38%, 09/16/20	4,786	4,807,633

		5,309,708

Media — 0.3%
TWDC Enterprises 18 Corp., 2.15%, 09/17/20(a)	2,379	2,384,377
Walt Disney Co. (The), 5.65%, 08/15/20	541	541,871

		2,926,248

Oil & Gas — 1.7%
BP Capital Markets America Inc., 4.50%, 10/01/20	5,324	5,357,861
Chevron Corp., 2.42%, 11/17/20 (Call 10/17/20)	4,993	5,014,620
Marathon Petroleum Corp., 3.40%, 12/15/20 (Call 11/15/20)	3,447	3,474,576
Shell International Finance BV, 2.25%, 11/10/20	4,440	4,461,800

		18,308,857

Pharmaceuticals — 4.2%
AbbVie Inc., 3.38%, 09/15/20(b)	1,000	1,003,120
AstraZeneca PLC, 2.38%, 11/16/20	11,372	11,436,934
Becton Dickinson and Co., 3.25%, 11/12/20(a)	726	730,951
Bristol-Myers Squibb Co.
2.88%, 08/15/20	3,352	3,354,514
3.95%, 10/15/20	3,731	3,757,677
Cigna Corp.
3.20%, 09/17/20	6,609	6,632,858
4.13%, 09/15/20	970	974,006
Express Scripts Holding Co., 2.60%, 11/30/20	4,794	4,827,798
Johnson & Johnson
1.95%, 11/10/20	1,866	1,874,752
2.95%, 09/01/20(a)	1,332	1,334,717
McKesson Corp., 3.65%, 11/30/20	4,790	4,840,295

2

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2020 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Mead Johnson Nutrition Co., 3.00%, 11/15/20	$3,339	$3,362,039
Pfizer Inc., 5.20%, 08/12/20	220	220,229
Zoetis Inc., 3.45%, 11/13/20 (Call 10/13/20)(a)	1,726	1,735,769

		46,085,659

Pipelines — 1.2%
Enterprise Products Operating LLC, 5.20%, 09/01/20	3,607	3,619,697
Kinder Morgan Energy Partners LP, 5.30%, 09/15/20	2,091	2,102,040
Kinder Morgan Inc./DE, 6.50%, 09/15/20	935	941,190
TransCanada PipeLines Ltd., 3.80%, 10/01/20	3,338	3,355,024
Williams Companies Inc. (The), 4.13%, 11/15/20 (Call 08/15/20)	3,355	3,359,965

		13,377,916

Retail — 2.6%
AutoZone Inc., 4.00%, 11/15/20 (Call 08/15/20)(a)	1,096	1,097,173
McDonald’s Corp., 2.75%, 12/09/20 (Call 11/09/20)	12,146	12,226,164
Starbucks Corp., 2.20%, 11/22/20	4,868	4,895,748
Walmart Inc.
1.90%, 12/15/20(a)	8,816	8,870,218
3.25%, 10/25/20(a)	1,352	1,361,031

		28,450,334

Software — 1.2%
Broadridge Financial Solutions Inc., 3.95%, 09/01/20(a)	900	902,277
Microsoft Corp.
2.00%, 11/03/20 (Call 10/03/20)(a)	7,984	8,007,553
3.00%, 10/01/20(a)	3,728	3,744,664

		12,654,494

Transportation — 0.0%
Ryder System Inc., 2.88%, 09/01/20 (Call 08/01/20)	244	244,000

Total Corporate Bonds & Notes — 63.7% (Cost: $691,302,257)		693,580,848

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 37.9%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.40%(c)(d)(e)	25,418	$25,446,113
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.12%(c)(d)	388,082	388,082,000

		413,528,113

Total Short-Term Investments — 37.9% (Cost: $413,488,242)		413,528,113

Total Investments in Securities — 101.6% (Cost: $1,104,790,499)		1,107,108,961

Other Assets, Less Liabilities — (1.6)%		(17,738,593)

Net Assets — 100.0%		$1,089,370,368

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$27,005,019	$—		$(1,583,288	)(a)	$(9,752)	$34,134	$25,446,113	25,418	$134,697	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	63,310,000	324,772,000	(a)	—		—	—	388,082,000	388,082	910,446		—

						$(9,752)	$34,134	$413,528,113		$1,045,143		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

3

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2020 Term Corporate ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$693,580,848	$—	$693,580,848
Money Market Funds	413,528,113	—	—	413,528,113

	$413,528,113	$693,580,848	$—	$1,107,108,961

4